Fair Value of Financial Instruments-fair value (Detail) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Mar. 01, 2015		Nov. 30, 2014		Nov. 24, 2013
Financial assets carried at fair value
Rabbi trust assets	$ 26,444		$ 25,891		$ 23,752
Forward foreign exchange contracts, net	22,886	[1]	10,511	[1]	7,145	[1]
Total	49,330		36,402		30,897
Financial liabilities carried at fair value
Forward foreign exchange contracts, net	9,671	[1]	10,353	[1]	2,335	[1]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial assets carried at fair value
Rabbi trust assets	26,444	[2]	25,891	[2],[3]	23,752	[3]
Forward foreign exchange contracts, net	0	[1],[2]	0	[1],[2],[3]	0	[1],[3]
Total	26,444	[2]	25,891	[2],[3]	23,752	[3]
Financial liabilities carried at fair value
Forward foreign exchange contracts, net	0	[1],[2]	0	[1],[2],[3]	0	[1],[3]
Significant Observable Inputs (Level 2) [Member]
Financial assets carried at fair value
Rabbi trust assets	0	[4]	0	[4]	0	[4]
Forward foreign exchange contracts, net	22,886	[1],[4]	10,511	[1],[4]	7,145	[1],[4]
Total	22,886	[4]	10,511	[4]	7,145	[4]
Financial liabilities carried at fair value
Forward foreign exchange contracts, net	$ 9,671	[1],[4]	$ 10,353	[1],[4]	$ 2,335	[1],[4]

[1]	The Company's over-the-counter forward foreign exchange contracts are subject to International Swaps and Derivatives Association, Inc. master agreements. These agreements permit the net-settlement of these contracts on a per-institution basis.
[2]	Fair values estimated using Level 1 inputs are inputs which consist of quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Rabbi trust assets consist of a diversified portfolio of equity, fixed income and other securities.
[3]	Fair values estimated using Level 1 inputs are inputs which consist of quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Rabbi trust assets consist of a diversified portfolio of equity, fixed income and other securities. See Note 12 for more information on rabbi trust assets.
[4]	Fair values estimated using Level 2 inputs are inputs, other than quoted prices, that are observable for the asset or liability, either directly or indirectly and include among other things, quoted prices for similar assets or liabilities in markets that are active or inactive as well as inputs other than quoted prices that are observable. For forward foreign exchange contracts, inputs include foreign currency exchange and interest rates and, where applicable, credit default swap prices.